Shareholder Fees - Institutional - Vanguard Long-Term Corporate Bond Index Fund - Institutional Shares	Dec. 17, 2021
Shareholder Fees:
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	1.00%
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none